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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/06

Item 1.  Schedule of Investments.

                            LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                         GOVERNMENT & AGENCY PORTFOLIO
                               TREASURY PORTFOLIO
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
            Quarterly Schedule of Portfolio Holdings o May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               STIT-QTR-1 5/06            A I M Advisors, Inc.

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
COMMERCIAL PAPER--18.60%(a)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--2.99%
Amstel Funding Corp.,
  (Acquired 12/14/05; Cost $97,740,000) 4.52%(b)(c)                             06/14/06          $       100,000   $    99,836,778
  (Acquired 01/10/06; Cost $71,651,331) 4.55%(b)(c)                             07/11/06                   73,308        72,937,795
  (Acquired 01/18/06; Cost $69,899,116) 4.56%(b)(c)                             07/17/06                   71,530        71,113,218
  (Acquired 03/01/06; Cost $98,790,456) 4.73%(b)(c)                             06/01/06                  100,000       100,000,000
  (Acquired 05/26/06; Cost $97,430,000) 5.14%(b)(c)                             11/22/06                  100,000        97,515,667
Atlantis One Funding Corp.,
  (Acquired 05/19/06; Cost $39,748,500) 5.03%(b)(c)                             07/03/06                   40,000        39,821,155
  (Acquired 05/16/06; Cost $97,443,375) 5.09%(b)(c)                             11/13/06                  100,000        97,669,375
                                                                                                                    ---------------
                                                                                                                        578,893,988
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--0.21%
Thunder Bay Funding, LLC,
  (Acquired 04/11/06; Cost $39,696,356) 4.88%(b)                                06/06/06                   40,000        39,972,889
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - FULLY BACKED--4.72%
Blue Spice LLC, (CEP-Deutsche Bank A.G)
  (Acquired 05/16/06; Cost $87,760,400) 5.09%(b)(c)                             11/08/06                   90,000        87,964,000
Concord Minutemen Capital Co., LLC,
  -Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)


                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
ASSET-BACKED SECURITIES - FULLY BACKED--(CONTINUED)

  (Acquired 03/01/06; Cost $66,328,835) 4.73%(b)                              06/01/06            $      67,132     $  67,132,000
  (Acquired 04/10/06; Cost $49,374,754) 4.95%(b)                              07/10/06                   50,000        49,732,038
  (Acquired 05/17/06; Cost $150,007,033) 5.02%(b)                             06/23/06                  150,785       150,322,425
Crown Point Capital Co., LLC,
  -Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 12/15/05; Cost $75,007,818) 4.53%(b)(c)                           06/14/06                   76,756        76,630,440
  (Acquired 03/08/06; Cost $106,058,734) 4.88%(b)(c)                          09/11/06                  108,784       107,281,421
  (Acquired 05/16/06; Cost $218,429,200) 5.04%(b)(c)                          07/07/06                  220,000       218,891,200
Picaros Funding PLC/LLC, (CEP-KBC Bank N.V.)
  (Acquired 05/02/06; Cost $156,514,126) 5.00%(b)(c)                          06/28/06                  157,741       157,149,471
                                                                                                                    ---------------
                                                                                                                      915,102,995
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - MULTI-PURPOSE--4.73%
Barton Capital LLC,
  (Acquired 04/07/06; Cost $29,761,542) 4.85%(b)                              06/05/06                   30,000        29,983,833
  (Acquired 04/10/06; Cost $64,646,549) 4.86%(b)                              06/05/06                   65,139        65,103,825
  (Acquired 04/06/06; Cost $49,351,493) 4.92%(b)                              07/10/06                   50,000        49,733,771
Clipper Receivables Co., LLC, 5.01%                                           06/05/06                  100,000        99,944,333
CRC Funding LLC,
  (Acquired 04/11/06; Cost $49,649,000) 4.86%(b)                              06/02/06                   50,000        49,993,250
  (Acquired 04/10/06; Cost $34,721,225) 4.86%(b)                              06/08/06                   35,000        34,966,925

LIQUID ASSETS PORTFOLIO


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)             VALUE
                                                                                --------          ---------------   ---------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE--(CONTINUED)
  (Acquired 04/17/06; Cost $33,272,014) 4.90%(b)                                06/06/06          $        33,500   $    33,477,202
  (Acquired 04/17/06; Cost $50,072,980) 4.90%(b)                                06/07/06                   50,423        50,381,821
  (Acquired 04/17/06; Cost $49,611,292) 4.91%(b)                                06/13/06                   50,000        49,918,167
Fairway Finance Co. LLC,
  (Acquired 04/13/06; Cost $27,648,942) 4.96%(b)                                07/13/06                   28,000        27,837,973
Falcon Asset Securitization Corp.,
  (Acquired 05/22/06; Cost $99,567,722) 5.02%(b)                                06/22/06                  100,000        99,707,167
Gemini Securitization Corp., LLC,
  (Acquired 05/15/06; Cost $75,765,737) 5.02%(b)                                06/20/06                   76,148        75,946,250
Sheffield Receivables Corp.,
  (Acquired 05/17/06; Cost $200,742,864) 5.01%(b)                               06/13/06                  201,500       201,163,495
Windmill Funding Corp.,
  (Acquired 04/13/06; Cost $48,641,320) 4.88%(b)(c)                             06/06/06                   49,000        48,966,789
                                                                                                                    ---------------
                                                                                                                        917,124,801
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES--2.34%
Grampian Funding Ltd./LLC,
  (Acquired 05/25/06; Cost $73,309,729) 5.14%(b)(c)                             10/30/06                   75,000        73,384,615
Grenadier Funding Ltd./Corp.,
  (Acquired 04/13/06; Cost $30,434,851) 4.90%(b)                                06/05/06                   30,656        30,639,310
Liberty Harbour CDO Ltd./Inc. Series 2005-I ,
  (Acquired 05/15/06; Cost $40,960,925) 5.03%(b)                                06/22/06                   41,168        41,047,206
McKinley Funding Ltd./Corp.,
  (Acquired 04/17/06; Cost $20,002,007) 4.99%(b)                                07/14/06                   20,249        20,128,310
Sigma Finance Inc.,
  (Acquired 03/09/06; Cost $97,455,211) 4.87%(b)(c)                             09/13/06                  100,000        98,592,244


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)             VALUE
                                                                                --------          ---------------   ---------------
ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES--(CONTINUED)
  (Acquired 04/17/06; Cost $24,805,646) 4.91%(b)(c)                             06/13/06          $        25,000   $    24,959,083
  (Acquired 04/03/06; Cost $39,294,800) 4.92%(b)(c)                             08/10/06                   40,000        39,617,333
Zenith Funding Ltd./Corp.,
  (Acquired 04/12/06; Cost $99,320,833) 4.89%(b)                                06/02/06                  100,000        99,986,417
  (Acquired 04/25/06; Cost $25,510,009) 5.02%(b)                                07/20/06                   25,816        25,639,605
                                                                                                                    ---------------
                                                                                                                        453,994,123
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - TRADE RECEIVABLES--1.07%
CAFCO, LLC,
  (Acquired 04/11/06; Cost $48,159,530) 4.86%(b)                                06/02/06                   48,500        48,493,453
  (Acquired 04/13/06; Cost $57,559,716) 4.88%(b)                                06/08/06                   58,000        57,944,964
Eureka Securitization, Inc.,
  (Acquired 04/13/06; Cost $99,268,000) 4.88%(b)                                06/06/06                  100,000        99,932,222
                                                                                                                    ---------------
                                                                                                                        206,370,639
                                                                                                                    ---------------

CONSUMER FINANCE--0.09%
HSBC Finance Corp., 5.08%(d)                                                    06/01/06                   18,000        18,000,000
                                                                                                                    ---------------
DIVERSIFIED BANKS--0.76%
HBOS Treasury Services PLC, 5.11%(c)                                            11/22/06                  100,000        97,532,583
Societe Generale S.A., 4.92%(c)                                                 08/07/06                   50,000        49,542,632
                                                                                                                    ---------------
                                                                                                                        147,075,215
                                                                                                                    ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.95%
General Electric Capital Corp., 4.89%                                           07/06/06                   60,000        59,714,750
General Electric Capital Services, Inc., 4.55%                                  07/10/06                  125,000       124,384,531
                                                                                                                    ---------------
                                                                                                                        184,099,281
                                                                                                                    ---------------

REGIONAL BANKS--0.50%
Northern Rock PLC, 5.14%(c)                                                     11/27/06                  100,000        97,446,764
                                                                                                                    ---------------
SPECIALIZED FINANCE--0.24%
CIT Group Inc., 5.15%                                                           11/14/06                   47,000        45,883,881
                                                                                                                    ---------------
  Total Commercial Paper
    (Cost $3,603,964,575)                                                                                             3,603,964,575
                                                                                                                    ---------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

LIQUID ASSETS PORTFOLIO


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)             VALUE
                                                                                --------          ---------------   ---------------
TIME DEPOSITS--15.33%
Barclays Bank PLC (United Kingdom), 5.08%(d)                                    06/01/06          $       298,000   $   298,000,000
Dexia Bank S.A. (Belgium), 5.08%(d)                                             06/01/06                  603,000       603,000,000
National Australia Bank Ltd. (Cayman Islands), 5.09%(d)                         06/01/06                   75,000        75,000,000
Rabobank Nederland (United Kingdom), 5.08%(d)                                   06/01/06                  503,000       503,000,000
Societe Generale S.A. (Cayman Islands), 5.00%(d)                                06/01/06                  420,452       420,451,965
Suntrust Bank (Cayman Islands), 5.03%(d)                                        06/01/06                  500,000       500,000,000
Wells Fargo Bank, N.A. (Cayman Islands), 5.06%(d)                               06/01/06                  500,000       500,000,000
Wells Fargo Bank, N.A. (Cayman Islands), 5.09%(d)                               06/01/06                   69,581        69,580,753
                                                                                                                    ---------------
  Total Time Deposits
    (Cost $2,969,032,718)                                                                                             2,969,032,718
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT--14.76%
Banco Bilbao Vizcaya Argentaria, S.A.,
  4.35%                                                                         09/29/06                   50,000        49,999,200
  4.76%                                                                         12/18/06                  100,000       100,000,000
Barclays Bank PLC,
  4.92%                                                                         06/09/06                  100,000       100,000,000
Barclays Bank PLC (United Kingdom),
  5.13%                                                                         03/26/07                  100,000       100,000,000
  5.32%                                                                         04/27/07                  100,000       100,000,000
  5.34%                                                                         05/08/07                   99,000        99,000,000
BNP Paribas S.A. (United Kingdom),
  4.10%                                                                         06/22/06                  100,000       100,000,000
BNP Paribas S.A.,
  5.27%                                                                         11/27/06                   70,000        70,000,000
Calyon,
  4.01%                                                                         07/20/06                   25,000        24,970,454
  5.02%                                                                         08/10/06                   50,000        50,000,000
  5.05%                                                                         08/14/06                   50,000        50,000,000
  5.42%                                                                         06/04/07                  100,000       100,000,000
HBOS Treasury Services PLC (United Kingdom),
  4.30%                                                                         09/28/06                  100,000       100,000,000
HBOS Treasury Services PLC,
  3.75%                                                                         06/13/06                   50,000        50,000,000
  4.75%                                                                         10/25/06                  125,000       125,000,000
  4.99%                                                                         02/12/07                  100,000        99,993,024
  5.20%                                                                         03/30/07                  105,000       105,000,000
  5.31%                                                                         04/19/07                   50,000        50,000,000
Rabobank Nederland, 3.59%                                                       06/07/06                   50,000        49,999,920



                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
CERTIFICATES OF DEPOSITS--(CONTINUED)
Royal Bank of Scotland PLC,
  3.59%                                                                         06/07/06          $       100,000   $    99,999,839
  4.79%                                                                         12/14/06                  100,000       100,000,000
Societe Generale S.A. (United Kingdom),
  4.64%                                                                         07/10/06                  200,000       199,997,629
  4.79%                                                                         12/14/06                  100,000       100,000,000
  5.26%                                                                         12/15/06                   50,000        50,000,000
  5.26%                                                                         04/20/07                   50,000        50,000,000
Societe Generale S.A.,
  4.79%                                                                         07/10/06                  100,000       100,000,000
Svenska Handelsbanken A.B.,
  4.77%                                                                         12/19/06                   60,000        60,000,000
  4.90%                                                                         06/01/06                  100,000       100,000,000
  4.95%                                                                         02/07/07                   50,000        50,000,000
Toronto Dominion Bank,
  5.05%                                                                         08/14/06                   50,000        50,000,000
  5.08%                                                                         08/11/06                   50,000        50,000,000
UniCredito Italiano S.p.A. (United Kingdom),
  5.00%                                                                         07/11/06                   50,000        50,000,000
  5.25%                                                                         11/20/06                   75,000        75,000,000
  5.28%                                                                         11/24/06                  100,000       100,000,000
Wells Fargo Bank, N.A.,
  4.80%                                                                         01/16/07                  100,000       100,000,000
                                                                                                                    ---------------
  Total Certificates of Deposit
    (Cost $2,858,960,066)                                                                                             2,858,960,066
                                                                                                                    ---------------

VARIABLE RATE DEMAND NOTES--8.14%(e)
INSURED--2.05%(f)
Aerospace Corp.; Series 2006 Bond,
  (INS-Financial Guaranty Insurance Co.) 5.07%(d)(g)                            06/01/36                   25,000        25,000,000
Alaska (State of) Housing Finance Corp.;
  Series 2002 B Taxable Home Mortgage RB,
  (INS-Financial Security Assurance Inc.) 5.14%(d)(g)                           12/01/36                    8,100         8,100,000
California (State of) Housing Finance Agency;
  Series 1998 T Taxable Home Mortgage RB,
  (INS-Ambac Assurance Corp.) 5.14%(d)(g)                                       08/01/29                    5,000         5,000,000
Denver (City & County of), Colorado School District No. 1;
  Series 2005 B Taxable COP,
  (INS-Ambac Assurance Corp.) 5.06%(d)(g)                                       12/15/18                   19,930        19,930,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

LIQUID ASSETS PORTFOLIO

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
INSURED(f)--(CONTINUED)
Florida (State of) Baptist Health System of South Florida;
  Series 1995 B Taxable RB,
  (INS-MBIA Insurance Corp.) 5.06%(d)(g)                                        05/15/25          $         1,900   $     1,900,000
Illinois (State of) Health Facilities Authority
  (Loyola University Health System);
  Series 1997 C Taxable RB,
  (INS-MBIA Insurance Corp.) 5.09%(d)(g)                                        07/01/24                   32,695        32,695,000
Illinois (State of) Student Assistance Commission;,
  Series 1998 B Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.07%(d)(g)                                        09/01/32                   15,370        15,370,000
  Series 1999 B-II Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.07%(d)(g)                                        09/01/34                    2,000         2,000,000
  Series 1999 B-III Taxable Student Loan RB
  (INS-MBIA Insurance Corp.) 5.07%(d)(g)                                        09/01/34                    4,750         4,750,000
Loanstar Asset Partners II;,
  Series 2001 Tranche 1 Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 11/14/02;
  Cost $25,000,000) 5.07%(b)(d)(g)                                              09/01/36                   25,000        25,000,000
  Series 2002 Tranche 1
  Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 08/02/04; Cost $60,000,000) 5.07%(b)(d)(g)                          08/01/37                   60,000        60,000,000
  Series 2002 Tranche 2 Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 08/02/04; Cost $40,000,000) 5.07%(b)(d)(g)                          08/01/37                   40,000        40,000,000
  Series 2002 Tranche 3 Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 08/02/04; Cost $50,000,000) 5.07%(b)(d)(g)                          08/01/37                   50,000        50,000,000


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
INSURED(f)--(CONTINUED)
  Series 2002 Tranche 4 Taxable Student Loan RB
  (INS-MBIA Insurance Corp.)
  (Acquired 08/02/04; Cost $50,000,000) 5.07%(b)(d)(g)                          08/01/37          $        50,000  $     50,000,000
Minnesota (State of), Fairview Hospital & Healthcare Services;
  Series 1994 A Taxable RB,
  (INS-MBIA Insurance Corp.) 5.09%(d)(g)                                        11/01/15                    3,700         3,700,000
New Jersey (State of) Housing & Mortgage Finance Agency;
  Series 2006 B Taxable RB,
  (INS-Financial Security Assurance Inc.) 5.05%(d)(g)                           05/01/28                    9,475         9,475,000
North Carolina (State of) Education Assistance Authority;
  Series 2005 A-5 Taxable Student
  Loan RB, (INS-Ambac Assurance Corp.) 5.07%(d)(g)                              09/01/35                    6,500         6,500,000
North Miami (City of), Florida; Series 2002
  Refunding Special Obligation Taxable RB,
  (INS-Ambac Assurance Corp.) 5.08%(d)(g)                                       07/01/32                   14,305        14,305,000
Texas (State of) Coastal Bend Health Facilities Development Corp.
  (Christus Health Obligation Group)
  Sub-Series 2005 B1 Taxable RB,
  (INS-Ambac Assurance Corp.) 5.07%(d)(g)                                       07/01/22                   22,000        22,000,000
                                                                                                                    ---------------
                                                                                                                        395,725,000
                                                                                                                    ---------------

LETTER OF CREDIT ENHANCED--6.09%(h)
422 Capital LLC; Series 2004-A Notes,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         12/01/44                   12,000        12,000,000
A Mining Group LLC; Series 2006 Notes,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         06/01/29                    3,000         3,000,000
Advocare of South Carolina Inc.; Series 1997 Bonds,
  (LOC-Wachovia Bank, N.A.) 5.10%(d)(g)                                         06/01/17                    9,550         9,550,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

LIQUID ASSETS PORTFOLIO


                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                MATURITY                (000)            VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
Alaska (State of) Four Dam Pool Agency;
  Series 2004 B Refunding Taxable Electric RB,
  (LOC-Dexia Group S.A.) 5.07%(c)(d)(g)                                         07/01/26          $         4,450   $     4,450,000
Albuquerque (City of), New Mexico (KTech Corp. Project);
  Series 2005 RB Taxable RB,
  (LOC-Wells Fargo Bank, N.A.) 5.12%(d)(g)                                      08/01/25                    2,000         2,000,000
American Association of Retired Persons;
  Series 2001 Floating Rate Notes,
  (LOC-Bank of America, N.A.) 5.08%(d)(g)                                       05/01/31                   28,700        28,700,000
B. Braun Medical Inc.; Series 2000 Bonds,
  (LOC-Citizens Bank of Pennsylvania) 5.13%(d)(g)                               02/01/15                   41,620        41,620,000
Baltimore (County of), Maryland (Oak Crest Village Inc. Project)
  Series 1999 B Taxable RB,
  (LOC-Wachovia Bank, N.A.) 5.09%(d)(g)                                         01/01/15                   12,750        12,750,000
Belk, Inc.; Series 1998 Bonds,
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         07/01/08                   24,500        24,500,000
Bernalillo (County of), New Mexico
  (Tempur Production USA Inc.); Series 2005 A Taxable RB,
  (LOC-Bank of America, N.A.) 5.08%(d)(g)                                       09/01/30                   10,300        10,300,000
Botsford (City of), Michigan General Hospital;
  Series 1997 A Taxable RB, (LOC-LaSalle Bank, N.A.) 5.12%(d)(i)                02/15/27                   17,400        17,400,000
Brazos River Authority (TXU Energy Co. LLC Project);
  Series 2001 I Taxable PCR, (LOC-Wachovia Bank, N.A.) 5.06%(d)(g)              12/01/36                   61,790        61,790,000
California (State of) Biola University;,
  Series 2004 A Taxable RB
  (LOC-Allied Irish Banks PLC) 5.08%(c)(d)(g)                                   10/01/34                   12,300        12,300,000
  Series 2004 B Taxable RB
  (LOC-BNP Paribas) 5.08%(c)(d)(g)                                              10/01/34                   12,300        12,300,000



                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
California (State of), Access to Loans for
  Learning Student  Loan Corp.; Series 2001-II-A-5
  Taxable Student Loan RB, (LOC-State Street Bank & Trust Co.) 5.07%(d)(g)      07/01/36          $        43,400   $    43,400,000
Capital Markets Access Co. LC;,
  Series 2005-A Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         07/01/25                    8,445         8,445,000
  Series 2005-B
  Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         07/01/25                    1,335         1,335,000
  Series 2005-D Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         12/01/12                    1,100         1,100,000
Capital One Funding Corp.;,
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank) 5.09%(d)(g)                                         12/02/19                    8,481         8,481,000
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank) 5.09%(d)(g)                                         07/01/20                    7,422         7,422,000
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank) 5.09%(d)(g)                                         09/01/20                    4,000         4,000,000
Carlton Arms of Ocala; Series 2002 Floating Rate Bonds,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         09/01/34                   18,200        18,200,000
Central Michigan Inns; Floating Rate Notes,
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         11/01/28                    2,080         2,080,000
Chatham Capital Corp.; Series 2000 Floating Rate Notes,
  (LOC-JPMorgan Chase Bank) 5.09%(d)(g)                                         07/01/20                   12,800        12,800,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-5

LIQUID ASSETS PORTFOLIO


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
Chula Vista (City of), Theresina Apartments;
  Series 2006 A Taxable Refunding RB, (LOC-Federal
  National Mortgage Association) 5.08%(d)(g)                                    05/15/36          $         8,970   $     8,970,000
Connecticut (State of) Health & Educational Facilities Authority
  (University of New Haven);
  Series 2005 F Taxable RB,
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         07/01/21                    4,890         4,890,000
Corp. Finance Managers Inc.; Floating Rate Notes,
  (LOC-Wells Fargo Bank, N.A.) 5.12%(d)(g)                                      02/02/43                   12,680        12,680,000
Danville-Pittsylvania (County of), Virginia Regional
  Industrial Facility Authority (Cane Creek Project);
  Series 2005 RB, (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                         01/01/26                    7,300         7,300,000
Detroit (City of), Economic Development Corp.
  (Waterfront Reclamation and Casino Development Project);
  Series 1999 A Taxable RB, (LOC-Deutsche Bank A.G.) 5.13%(c)(d)(g)             05/01/09                   30,190        30,190,000
Dome Corp.; Floating Rate Notes,
  (LOC-Wachovia Bank, N.A.) 5.15%(d)(g)                                         08/31/16                   10,300        10,300,000
Emerald Bay Club L.P.;
  Series 2004 Floating Rate Notes,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         12/01/15                    8,000         8,000,000
EPC Allentown , LLC; Series 2005 Floating Rate Bonds,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         07/01/30                    4,100         4,100,000
Folk Financial Services Inc.;
  Series A Floating Rate Loan Program Notes,
  (LOC-National City Bank) 5.20%(g)                                             10/15/27                      320           320,000
Fun Entertainment LLC; Series 2005 Floating Rate Bonds,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         01/01/25                   10,745        10,745,000


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
General Secretariat of the Organization of American States;
  Series 2001 A Taxable,
  (LOC-Bank of America, N.A.) 5.08%(d)(g)                                       03/01/33          $        17,590   $    17,590,000
Germain Properties of Columbus Inc.,
  Germain Real Estate Co. LLC and Germain Motor Co.;
  Floating Rate Notes, (LOC-JPMorgan Chase Bank) 5.13%(d)(g)                    03/01/31                   18,580        18,580,000
Glendale Industrial Development Authority
  (Thunderbird Garvin School); Series 2005 B
  Refunding RB, (LOC-Bank of New York) 5.08%(d)(g)                              07/01/35                    6,300         6,300,000
Hunter's Ridge/Southpointe; Series 2005 Floating Rate Notes,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         06/01/25                    6,560         6,560,000
Illinois (State of) Student Assistance Commission;
  Series 1997 B Taxable Student Loan RB,
  (LOC-JPMorgan Chase Bank) 5.07%(d)(g)                                         09/01/31                    7,800         7,800,000
JPV Capital LLC; Series 1999-A Floating Rate Notes,
  (LOC-Wells Fargo Bank, N.A.) 5.13%(d)(g)                                      12/01/39                   16,750        16,750,000
Kamps Capital LLC; Series 2003 Floating Rate Notes,
  (LOC-Federal Home Loan Bank of Indianapolis) 5.03%(d)(g)                      09/01/33                    7,270         7,270,000
Kordsa Inc.; Series 2006 Floating Rate Bonds,
  (LOC-General Electric Capital Corp.)
  (Acquired 05/10/06; Cost $10,000,000) 5.10%(b)(d)(g)                          06/01/26                   10,000        10,000,000
Lake Oswego (City of), Oregon Redevelopment Agency;
  Series 2005 B Taxable TAN,
  (LOC-Wells Fargo Bank, N.A.) 5.12%(d)(g)                                      06/01/20                      380           380,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-6

LIQUID ASSETS PORTFOLIO


                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
Loanstar Asset Partners L.P.;
  Series 2005 A Taxable Student Loan RB,
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $152,050,000)5.07%(b)(d)(g)                          02/01/41          $       152,050   $   152,050,000
LP Pinewood SPV LLC; Floating Rate Notes,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         02/01/18                   55,200        55,200,000
Macatawa Capital Partners LLC; Floating Rate Notes,
  (LOC-Fifth Third Bank) 5.08%(d)(g)                                            12/01/53                    3,575         3,575,000
Madison (CIty of), Wisconsin Community Development Authority
  (Overture Development Corp.); Series 2001 Taxable RB,
  (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.;
  M&I Marshall & Ilsley Bank) 5.06%(d)(g)                                       06/01/36                   36,300        36,300,000
Meharry Medical College; Series 2001 Unlimited Taxable GO,
  (LOC-Bank of America, N.A.) 5.08%(d)(g)                                       08/01/16                    9,985         9,985,000
Mesivta Yeshiva Rabbi Chaim Berlin; Series 2005 Taxable RB,
  (LOC-Allied Irish Banks PLC) 5.05%(c)(d)(g)                                   11/01/35                   13,550        13,550,000
Michigan (State of) Strategic Fund (Holland Home);
  Series 2005 B Refunding Taxable Ltd.
  Obligation RB, (LOC-Fifth Third Bank) 5.10%(d)(g)                             11/01/28                    7,760         7,760,000
Mississippi (State of) Business Finance Corp.
  (Belk, Inc. Project); Series 2005 Taxable IDR,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         10/01/25                   21,000        21,000,000
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Series 2004 Taxable IDR,
  (LOC-Bank of America, N.A.)
  (Acquired 12/01/04; Cost $7,000,000) 5.08%(b)(d)(g)                           03/01/19                    7,000         7,000,000


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
Mississippi (State of) Business Finance Corp.
  (Lextron-Visteon Leasing Project);
  Series 2003 Taxable IDR,
  (LOC-JPMorgan Chase Bank) 5.10%(d)(g)                                         12/01/27          $         7,330   $     7,330,000
Missouri (State of) Development Finance Board
  (Duke Manufacturing Co.);
  Series 2004 B Taxable Home Mortgage RB,
  (LOC-Bank of America, N.A.) 5.08%(d)(g)                                       12/01/20                    9,000         9,000,000
New Jersey (State of) Economic Development Authority
  (Thermal Energy Facilities);
  Series 2001 A Taxable Marina Energy RB,
  (LOC-Wachovia Bank, N.A.) 5.06%(d)(g)                                         09/01/21                    7,700         7,700,000
New Jersey (State of) Young Men's Christian Association;
  Floating Rate Notes, (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                    02/01/24                    2,305         2,305,000
New Mexico (State of), Laguna Development Corp.
  (Pueblo of Laguna); Series 2005 Taxable RB,
  (LOC-JPMorgan Chase Bank) 5.06%(d)(g)                                         12/01/20                   17,049        17,048,880
New York (State of) Housing Finance Agency
  (100 Maiden Lane); Series 2004 B Taxable RB,
  (LOC-Bank of New York) 5.03%(d)(g)                                            11/01/37                    1,150         1,150,000
New York (State of) Housing Finance Agency;
  Series 2003 F Taxable Service Contract Refunding RB
  (LOC-State Street Bank & Trust Co.) 5.07%(d)(g)                               09/15/07                    4,600         4,600,000
  Series 2003 H Taxable Service Contract Refunding RB
  (LOC-Dexia Group S.A.) 5.06%(c)(d)(g)                                         09/15/08                    7,200         7,200,000
Old Hickory AHPC (Towers Project); Series 2005 Floating Rate Bonds,
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         01/01/20                    2,110         2,110,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-7

LIQUID ASSETS PORTFOLIO


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)             VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
PAP Realty LLC; Series 2005 Floating Rate Bonds,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         02/01/23          $        11,900   $    11,900,000
Polk (County of), Florida Industrial Development Authority
  (GSG Investments Project); Series 2005 B Taxable IDR,
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         05/01/27                    3,270         3,270,000
Port Blakely (Communities of), Washington; Series 2001 C Taxable RB,
  (LOC-Bank of America, N.A.) 5.00%(d)(g)                                       02/15/21                    7,500         7,500,000
Porterfield Family Partners, L.P.; Series 2004 Floating Rate Notes,
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         07/01/14                    3,100         3,100,000
R.G. Ray Corp.; Series 2000 Floating Rate Bonds,
  (LOC-LaSalle Bank N.A.) 5.12%(d)(g)                                           01/01/15                    2,800         2,800,000
Racetrac Capital, LLC; Series 2000 Floating Rate Bonds,
  (LOC-Regions Bank) 5.10%(d)(g)                                                09/01/20                   15,650        15,650,000
Richmond Redevelopment & Housing Authority
  (Old Manchester Project); Series 1995 B Taxable RB,
  (LOC-Wachovia Bank, N.A.) 5.10%(d)(j)                                         12/01/25                    1,590         1,590,000
Rockwood Quarry, LLC; Floating Rate Notes,
  (LOC-Fifth Third Bank) 5.03%(d)(g)                                            12/01/22                    4,070         4,069,723
Roman Catholic Diocese of Charlotte;
  Series 2002 Floating Rate Bonds,
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         05/01/14                   12,930        12,930,000
Sabri Arac (The Quarry School);
  Series 2005 Taxable Floating Rate Bonds,
  (LOC-Bank of America, N.A.) 5.08%(d)(g)                                       10/01/35                    7,500         7,500,000
Savannah College of Art and Design; Series 2004 RB,
  (LOC-Bank of America, N.A.) 5.08%(d)(g)                                       04/01/24                    9,730         9,730,000


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
Seattle Art Museum; Series 2005 Taxable RB,
  (LOC-Allied Irish Banks PLC) 5.06%(c)(d)(g)                                   07/01/33          $         5,500   $     5,500,000
Shepherd Capital LLC;,
  Series 2002 B Floating Rate Notes
  (LOC-Wachovia Bank, N.A.) 5.08%(d)(g)                                         11/01/52                    9,730         9,730,000
  Series 2003 D Floating Rate Notes
  (LOC-Fifth Third Bank) 5.08%(d)(g)                                            10/01/53                    4,805         4,805,000
  Series 2004 A Floating Rate Notes
  (LOC-Federal Home Loan Bank of Indianapolis) 5.08%(d)(g)                      07/01/54                   10,000        10,000,000
Sprenger Enterprises Inc.; Floating Rate Bonds,
  (LOC-JPMorgan Chase Bank) 5.09%(d)(g)                                         10/01/35                   17,600        17,600,000
Thomasville (City of), Georgia Payroll Development Authority
  (American Fresh Foods L.P.);
  Series 2005 B Taxable RB, (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)               09/01/17                    1,175         1,175,000
University of Virginia Real Estate Foundation;
  Series 2001 Taxable RB,
  (LOC-Wachovia Bank, N.A.) 5.13%(d)(g)                                         07/01/26                   45,495        45,495,000
Utah (State of) Telecommunication Open Infrastructure Agency;
  Series 2004 Taxable RB,
  (LOC-Bank of America, N.A.) 5.08%(d)(g)                                       07/15/26                   39,400        39,400,000
Wake Forest University; Series 1997 Taxable RB,
  (LOC-Wachovia Bank, N.A.) 5.10%(d)(g)                                         07/01/17                    3,400         3,400,000
West Michigan Heart Capital LLC; Series 2004-A Floating Rate Notes,
  (LOC-Fifth Third Bank) 5.08%(d)(g)                                            05/01/44                    9,530         9,530,000
Westmoreland (County of), Pennsylvania Industrial
  Development Authority (Excela Health);
  Series 2005 D Taxable Health System IDR,
  (LOC-Wachovia Bank, N.A.) 5.09%(d)(g)                                         07/01/25                    2,000         2,000,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-8

LIQUID ASSETS PORTFOLIO


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)             VALUE
                                                                                --------          ---------------   ---------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)
Wisconsin (State of) Heart Hospital; Series 2003 Taxable RB,
(LOC-JPMorgan Chase Bank) 5.09%(d)(g)                                           11/01/23          $        37,800   $    37,800,000
                                                                                                                    ---------------
                                                                                                                      1,179,986,603
                                                                                                                    ---------------
  Total Variable Rate Demand Notes
    (Cost $1,575,711,603)                                                                                             1,575,711,603
                                                                                                                    ---------------

MEDIUM-TERM NOTES--5.17%
Allstate Life Global Funding II, Floating Rate MTN, 5.08%(j)                    01/26/07                   50,000        50,000,000
  (Acquired 03/08/04; Cost $140,000,000) 5.12%(b)(j)                            06/08/07                  140,000       140,000,000
  (Acquired 11/18/03; Cost $130,000,000) 5.14%(b)(j)                            03/15/07                  130,000       130,000,000
General Electric Capital Corp., Floating Rate MTN, 5.18%(j)                     06/08/07                  232,900       232,900,000
MetLife Global Funding I Floating Rate MTN,
  (Acquired 05/19/04; Cost $149,342,050) 5.19%(b)(j)                            05/28/07                  149,300       149,320,424
  (Acquired 08/20/03; Cost $90,000,000) 5.14%(b)(j)                             03/15/07                   90,000        90,000,000
National Rural Utilities Cooperative Finance Corp.,
  Sec. Floating Rate MTN, 5.07%(j)                                              06/01/07                   50,000        50,000,000
Royal Bank of Canada, Floating Rate Yankee MTN, 5.11%(c)(j)                     05/10/07                  100,000       100,000,000
Royal Bank of Scotland PLC, Sr. Unsec. Floating Rate MTN,
  (Acquired 04/14/05; Cost $60,000,000) 5.07%(b)(c)(j)                          06/21/07                   60,000        60,000,000
                                                                                                                    ---------------
  Total Medium-Term Notes
    (Cost $1,002,220,424)                                                                                             1,002,220,424
                                                                                                                    ---------------

PROMISSORY NOTES--5.11%
Goldman Sachs Group, Inc. (The),
  (Acquired 01/06/06; Cost $100,000,000) 4.77%(b)(k)                            10/03/06                  100,000       100,000,000
  (Acquired 01/11/06; Cost $100,000,000) 5.04%(b)(k)(l)                         11/07/06                  100,000       100,000,000


                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
PROMISSORY NOTES--(CONTINUED)
(Acquired 01/06/06; Cost $150,000,000) 5.04%(b)(j)(k)                           10/03/06          $       150,000   $   150,000,000
(Acquired 12/22/05; Cost $35,000,000) 5.15%(b)(i)(k)                            09/18/06                   35,000        35,000,000
(Acquired 01/11/06; Cost $100,000,000) 5.15%(b)(i)(k)                           11/07/06                  100,000       100,000,000
(Acquired 02/06/06; Cost $200,000,000) 5.16%(b)(i)(k)                           12/04/06                  200,000       200,000,000
(Acquired 01/06/06; Cost $150,000,000) 5.18%(b)(i)(k)                           10/03/06                  150,000       150,000,000
(Acquired 09/28/05; Cost $155,000,000) 5.19%(b)(i)(k)                           06/23/06                  155,000       155,000,000
                                                                                                                    ---------------
  Total Promissory Notes
    (Cost $990,000,000)                                                                                                 990,000,000
                                                                                                                    ---------------

ASSET-BACKED SECURITIES--4.93%
SECURITY INVESTMENT VEHICLES--0.77%
Sigma Finance Inc.,
  (Acquired 09/30/05; Cost $50,000,000) 4.40%(b)(c)                             10/04/06                   50,000        50,000,000
  (Acquired 03/13/06; Cost $99,990,000) 5.04%(b)(c)(j)                          03/19/07                  100,000        99,992,114
                                                                                                                    ---------------
                                                                                                                        149,992,114
                                                                                                                    ---------------

DIVERSIFIED BANKS--0.27%
Lothian Mortgages Master Issuer PLC; Series 2006-1A,
  Class A1 Floating Rate Bonds,
  (Acquired 05/05/06; Cost $50,000,000) 5.05%(b)(c)(j)                          04/24/07                   50,000        50,000,000
Residential Mortgage Securities; Series 18A,
  Class A-1B Floating Rate Bonds,
  (Acquired 05/13/05; Cost $1,445,401) 5.10%(b)(c)(j)                           06/14/06                    1,445         1,445,401
                                                                                                                    ---------------
                                                                                                                         51,445,401
                                                                                                                    ---------------

FULLY BACKED--1.44%
RACERS Trust; -Series 2004-6-MM Floating Rate Notes,
  (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 08/12/04; Cost $279,000,000) 5.10%(b)(j)                            11/22/06                  279,000       279,000,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-9

LIQUID ASSETS PORTFOLIO


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY              (000)              VALUE
                                                                                --------          ---------------   ---------------
MULTI-LINE INSURANCE--0.62%
Wachovia Asset Securitization Issuance, Inc.;
  Series 2004-HEMM1, Class A Putable Floating Rate Bonds,
  (Acquired 09/07/05; Cost $119,848,645) 5.07%(b)(j)(m)                         11/25/34          $       119,849   $   119,848,645
                                                                                                                    ---------------
STRUCTURED--1.83%
Granite Master Issuer PLC; Series 2006-1A,
  Class A1 Floating Rate Bonds,
  (Acquired 01/18/06; Cost $150,000,000) 5.05%(b)(c)(j)                         01/20/07                  150,000       150,000,000
Permanent  Financing PLC; Series 9A,
  Class 1A Floating Rate Bonds,
  (Acquired 03/15/06; Cost $109,000,000) 5.05%(b)(c)(j)                         03/10/07                  109,000       109,000,000
Whitehawk CDO Funding Ltd./Corp.; Series 2004-1A,
  Class AMME Floating Rate Bonds,
  (Acquired 09/12/05; Cost $95,000,000) 4.93%(b)(l)                             09/15/06                   95,000        95,000,000
                                                                                                                    ---------------
                                                                                                                        354,000,000
                                                                                                                    ---------------
  Total Asset-Backed Securities
    (Cost $954,286,160)                                                                                                 954,286,160
                                                                                                                    ---------------

MASTER NOTE AGREEMENTS--3.86%(n)
Lehman Brothers Inc.,
  (Acquired 04/08/05; Cost $113,800,000) 5.18%(b)(d)(i)(o)                            --                  113,800       113,800,000
Merrill Lynch Mortgage Capital, Inc.,
  (Acquired 04/20/06; Cost $150,000,000) 5.19%(b) (d)(i)(o)                           --                  150,000       150,000,000
  (Acquired 05/15/06; Cost $484,000,000) 5.19%(b)(d)(i)                         07/19/06                  484,000       484,000,000
                                                                                                                    ---------------
  Total Master Note Agreements
    (Cost $747,800,000)                                                                                                 747,800,000
                                                                                                                    ---------------

FUNDING AGREEMENTS--2.39%
New York Life Insurance Co.,
(Acquired 04/05/06; Cost $253,000,000) 5.06%(b)(k)(l)                           04/05/07                  253,000       253,000,000


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)             VALUE
                                                                                --------          ---------------   ---------------
FUNDING AGREEMENTS--(CONTINUED)
Travelers Insurance Co. (The),
  (Acquired 11/21/05; Cost $110,000,000) 5.26%(b)(k)(l)                         11/21/06          $       110,000   $   110,000,000
  (Acquired 08/23/05; Cost $100,000,000) 5.30%(b)(k)(l)                         08/25/06                  100,000       100,000,000
                                                                                                                    ---------------
  Total Funding Agreements
    (Cost $463,000,000)                                                                                                 463,000,000
                                                                                                                    ---------------

PUTABLE RESET NOTES--0.37%
Wal-Mart Stores, Inc. Unsec. Unsub. PURS Notes, 5.59%
  (Cost $71,700,000)                                                            06/01/06                   71,700        71,700,000
                                                                                                                    ---------------
U.S. GOVERNMENT AGENCY SECURITIES--0.03%

OVERSEAS PRIVATE INVESTMENT CORP.
Floating Rate Notes, 5.08%(d)(e)(g)
  (Cost $6,500,000)                                                             12/31/10                    6,500         6,500,000
                                                                                                                    ---------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)--78.69%
  (Cost $15,243,175,547)                                                                                             15,243,175,547
                                                                                                                    ---------------

REPURCHASE AGREEMENTS--21.91%
Banc of America Securities LLC 5.04%(p)                                         06/01/06                  730,000       730,000,000
Barclays Barclays Capital Inc.
  5.02%(q)                                                                      06/01/06                  386,906       386,905,519
  5.04%(r)                                                                      06/01/06                  598,584       598,583,604
BNP Paribas
  5.12%(c)(s)                                                                   06/01/06                   65,500        65,500,000
Citigroup Global Markets Inc.,
  5.02%(t)                                                                      06/01/06                  259,863       259,862,862
  5.12%(u)                                                                      06/01/06                  598,500       598,500,000
Fortis Bank N.V./S.A.
  5.11%(c)(v)                                                                   06/01/06                  247,071       247,071,290
Greenwich Capital Markets, Inc.,
  5.05%(w)                                                                      06/01/06                  692,708       692,707,503
UBS Securities LLC 4.88%(x)                                                     06/01/06                  246,677       246,677,227
Wachovia Capital Markets, LLC 5.13%(y)                                          06/01/06                  418,174       418,173,598
                                                                                                                    ---------------
  Total Repurchase Agreements
    (Cost $4,243,981,603)                                                                                             4,243,981,603
                                                                                                                    ---------------
TOTAL INVESTMENTS(z)(aa)--100.60%
  (Cost $19,487,157,149)                                                                                             19,487,157,150
                                                                                                                    ---------------
OTHER ASSETS LESS LIABILITIES--(0.60)%                                                                                 (115,435,781)
                                                                                                                    ---------------
NET ASSETS--100.00%                                                                                                 $19,371,721,369
                                                                                                                    ---------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-10

LIQUID ASSETS PORTFOLIO


Investment Abbreviations:

CEP        --Credit Enhancement Provider
COP        --Certificates of Participation
GO         --General Obligation Bonds
IDR        --Industrial Development Revenue Bonds
INS        --Insurer
LOC        --Letter of Credit
MTN        --Medium-Term Notes
PCR        --Pollution Control Revenue Bonds
PURS       --Putable Reset Securities
RACERS     --Restructured Asset Certificates with Enhanced ReturnS(SM)
RB         --Revenue Bonds
Sec.       --Secured
Sr.        --Senior
STRIPS     --Separately Traded Registered Interest and Principal Security
TAN        --Tax Anticipation Notes
Unsec.     --Unsecured
Unsub.     --Unsubordinated


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2006 was $7,129,971,685, which represented 36.81% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 14.9%; Cayman Islands: 8.1%; Belgium: 5.2%; other countries less than 5%: 7.3%.

(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on May 31, 2006.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) Interest rate is redetermined daily. Rate shown is the rate in effect on May 31, 2006.

(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2006.

(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2006 was $1,453,000,000, which represented 7.50% of the Fund's Net Assets.

(l) Interest rate is redetermined quarterly. Rate shown is the rate in effect on May 31, 2006.

(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.

(o) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(p) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $1,000,140,000. Collateralized by $1,080,309,732 U.S. Government obligation, 5.00% due May 1, 2035 with a value at May 31, 2006 of $1,020,000,000. The amount to be received upon repurchase by the Fund is $730,102,200.

(q) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $519,396,833. Collateralized by $532,542,000 U.S. Government obligations, 0% to 5.00% due October 17, 2006 to January 23, 2009 with an aggregate value at May 31, 2006 of $529,711,218. The amount to be received upon repurchase by the Fund is $386,959,471.

(r) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $1,000,140,000. Collateralized by $1,031,572,270 U.S. Government obligations, 0% to 9.00% due March 15, 2008 to June 1, 2036 with an aggregate value at May 31, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $598,667,406.

(s) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $501,071,288. Collateralized by $1,928,246,924 corporate and U.S. Government obligations, 4.41% to 7.25% due May 17, 2007 to April 25, 2036 with an aggregate value at May 31, 2006 of $514,920,002. The amount to be received upon repurchase by the Fund is $65,509,320.

(t) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $500,069,722. Collateralized by $509,142,000 U.S. Government obligations, 0% to 7.13% due June 15, 2006 to April 15, 2042 with an aggregate value at May 31, 2006 of $510,000,829. The amount to be received upon repurchase by the Fund is $259,899,098.

(u) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $1,000,142,292. Collateralized by $3,492,495,080 corporate obligations, 0% to 8.54% due July 15, 2009 to June 10, 2048 with an aggregate value at May 31, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $598,585,162.

(v) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $600,085,208. Collateralized by $641,731,284 corporate obligations, 0% to 5.72% due November 8, 2012 to March 6, 2051 with an aggregate value at May 31, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $247,106,378.

(w) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $800,112,222. Collateralized by $854,333,000 U.S. Government obligations, 0% to 8.88% due June 2, 2006 to November 23, 2035 with an aggregate value at May 31, 2006 of $816,000,537. The amount to be received upon repurchase by the Fund is $692,804,674.

(x) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $750,101,667. Collateralized by $749,084,000 U.S. Treasury obligations, 0% to 2.38% due May 31, 2008 January 15, 2026 with an aggregate value at May 31, 2006 of $765,000,799. The amount to be received upon repurchase by the Fund is $246,710,665.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-11

LIQUID ASSETS PORTFOLIO


(y) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $817,790,116. Collateralized by $914,203,418 corporate obligations, 0% to 6.32% due June 1, 2006 to March 15, 2045 with an aggregate value at May 31, 2006 of $858,557,279. The amount to be received upon repurchase by the Fund is $418,233,188.

(z) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

    Entities                            Percentage
    -------------------------------     ----------
    Barclays Bank PLC.                     9.5%
    Royal Bank of Scotland                 5.2
    Goldman Sachs Group, Inc. (The)        5.1
    Societe Generale S.A.                  5.0
    Other Entities Less than 5%           75.8


(aa) Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-12

LIQUID ASSETS PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

STIC PRIME PORTFOLIO


SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
COMMERCIAL PAPER-65.40%(A)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-1.25%

Fountain Square
  Commercial Funding Corp.,
  (Acquired 05/12/06; Cost $49,770,375) 5.01%(b)                                06/14/06          $        50,000   $    49,909,542
  (Acquired 05/25/06; Cost $25,155,953) 5.03%(b)                                06/30/06                   25,283        25,180,657
  (Acquired 05/24/06; Cost $31,103,841) 5.07%(b)                                07/21/06                   31,360        31,139,173
                                                                                                                    ---------------
                                                                                                                        106,229,372
                                                                                                                    ---------------
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.49%

Old Line Funding, LLC,
  (Acquired 04/10/06; Cost $30,002,454) 4.86%(b)                                06/05/06                   30,231        30,214,675
  (Acquired 04/10/06; Cost $25,022,121) 4.87%(b)                                06/07/06                   25,220        25,199,530
  (Acquired 04/17/06; Cost $56,423,162) 4.90%(b)                                06/05/06                   56,802        56,771,075
  (Acquired 04/17/06; Cost $66,461,953) 4.90%(b)                                06/15/06                   67,000        66,872,328
  (Acquired 04/17/06; Cost $83,563,846) 4.91%(b)                                06/12/06                   84,207        84,080,666
  (Acquired 04/20/06; Cost $134,177,394) 4.93%(b)                               06/16/06                  135,233       134,955,209
Thunder Bay Funding, LLC,
  (Acquired 04/17/06; Cost $23,172,415) 4.90%(b)                                06/05/06                   23,328        23,315,299
  (Acquired 04/17/06; Cost $45,917,235) 4.91%(b)                                06/13/06                   46,277        46,201,260
                                                                                                                    ---------------
                                                                                                                        467,610,042
                                                                                                                    ---------------

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
ASSET-BACKED SECURITIES - FULLY BACKED-6.26%

Aspen Funding Corp.,
  (CEP-MBIA Insurance Corp.)
  (Acquired 04/07/06; Cost $49,602,569) 4.85%(b)                                06/05/06          $        50,000   $    49,973,056
  (Acquired 05/22/06; Cost $49,677,361) 5.05%(b)                                07/07/06                   50,000        49,747,500
  (Acquired 05/26/06; Cost $49,662,000) 5.07%(b)                                07/13/06                   50,000        49,704,250
Concord Minutemen
  Capital Co., LLC, Series A
  (Multi CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 04/10/06; Cost $75,037,958) 4.87%(b)                                06/09/06                   75,652        75,570,128
  (Acquired 05/04/06; Cost $114,484,856) 4.99%(b)                               06/09/06                  115,059       114,931,412
  (Acquired 05/19/06; Cost $35,737,079) 5.01%(b)                                06/23/06                   35,912        35,802,049
Newport Funding Corp.,
  (CEP-MBIA Insurance Corp.)
  (Acquired 05/19/06; Cost $49,657,681) 5.03%(b)                                07/07/06                   50,000        49,748,500
  (Acquired 05/22/06; Cost $49,677,361) 5.05%(b)                                07/07/06                   50,000        49,747,500
Three Rivers Funding Corp.,
  (CEP-Mellon Bank, N.A.)
  (Acquired 05/17/06; Cost $57,517,065) 5.01%(b)                                06/13/06                   57,734        57,637,584
                                                                                                                    ---------------
                                                                                                                        532,861,979
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - MULTI-PURPOSE-21.77%

Barton Capital LLC,
(Acquired 04/07/06; Cost $38,648,049) 4.85%(b)                                  06/06/06                   38,963        38,936,754
(Acquired 05/04/06; Cost $154,418,416) 4.99%(b)                                 06/14/06                  155,301       155,021,156

STIC PRIME PORTFOLIO


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Charta LLC,
  (Acquired 04/19/06; Cost $49,658,333) 4.92%(b)                                06/08/06          $        50,000   $    49,952,167
  (Acquired 05/02/06; Cost $49,695,056) 4.99%(b)                                06/15/06                   50,000        49,902,972
  (Acquired 05/25/06; Cost $99,309,917) 5.07%(b)                                07/13/06                  100,000        99,408,500
Clipper Receivables Co., LLC,
  5.01%                                                                         06/13/06                   71,605        71,485,420
  5.02%                                                                         06/21/06                  100,000        99,721,111
  5.02%                                                                         06/23/06                  100,000        99,693,222
CRC Funding LLC,
  (Acquired 05/25/06; Cost $99,309,917) 5.07%(b)                                07/13/06                  100,000        99,408,500
  (Acquired 05/25/06; Cost $105,750,062) 5.07%(b)                               07/14/06                  106,500       105,855,054
  (Acquired 05/24/06; Cost $61,493,563) 5.07%(b)                                07/21/06                   62,000        61,563,417
Edison Asset
  Securitization, LLC,
  (Acquired 04/21/06; Cost $45,920,340) 4.92%(b)                                06/20/06                   46,300        46,179,774
Falcon Asset
  Securitization Corp.,
  (Acquired 05/19/06; Cost $74,655,563) 5.01%(b)                                06/21/06                   75,000        74,791,250
Gemini Securitization Corp., LLC,
  (Acquired 04/07/06; Cost $24,797,917) 4.85%(b)                                06/06/06                   25,000        24,983,160
  (Acquired 05/15/06; Cost $149,247,000) 5.02%(b)                               06/20/06                  150,000       149,602,583
  (Acquired 05/15/06; Cost $24,864,042) 5.02%(b)                                06/23/06                   25,000        24,923,306
  (Acquired 05/24/06; Cost $69,577,764) 5.05%(b)                                07/06/06                   70,000        69,656,319
Preferred Receivables Funding Corp.,
  (Acquired 05/10/06; Cost $99,541,667) 5.00%(b)                                06/12/06                  100,000        99,847,222
Ranger Funding Co., LLC,
  (Acquired 05/11/06; Cost $65,569,061) 5.01%(b)                                06/15/06                   65,890        65,761,624

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

  (Acquired 05/11/06; Cost $74,509,437) 5.01%(b)                                06/27/06          $        75,000   $    74,728,625
Sheffield Receivables Corp.,
  (Acquired 05/12/06; Cost $49,770,375) 5.01%(b)                                06/14/06                   50,000        49,909,542
  (Acquired 05/17/06; Cost $66,935,764) 5.01%(b)                                06/15/06                   67,207        67,076,058
  (Acquired 05/16/06; Cost $99,526,833) 5.01%(b)                                06/19/06                  100,000        99,749,500
Yorktown Capital LLC,
  5.01%                                                                         06/19/06                   75,862        75,671,966
                                                                                                                    ---------------
                                                                                                                      1,853,829,202
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES-14.12%

Galaxy Funding Inc.,
  (Acquired 04/18/06; Cost $24,801,833) 4.92%(b)                                06/15/06                   25,000        24,952,167
Grenadier Funding Ltd./Corp.,
  (Acquired 04/07/06; Cost $100,446,844) 4.87%(b)                               06/05/06                  101,255       101,200,210
  (Acquired 04/13/06; Cost $49,639,306) 4.90%(b)                                06/05/06                   50,000        49,972,778
  (Acquired 05/15/06; Cost $119,050,214) 5.05%(b)                               07/06/06                  119,925       119,336,201
Klio Funding Ltd./Corp.,
  (Acquired 05/23/06; Cost $41,007,165) 5.03%(b)                                06/21/06                   41,174        41,058,942
Klio II Funding Ltd./Corp.,
  (Acquired 05/23/06; Cost $40,252,396) 5.04%(b)                                06/22/06                   40,422        40,303,277
Liberty Harbour CDO Ltd./Inc.-Series 2005-I,
  (Acquired 04/19/06; Cost $134,456,557) 4.92%(b)                               06/02/06                  135,232       135,213,537
McKinley Funding Ltd./Corp.,
  (Acquired 05/23/06-05/30/06; Cost $142,035,154) 5.04%(b)                      06/26/06                  142,591       142,091,932
Tierra Alta Funding Ltd./Corp.,
  (Acquired 05/02/06; Cost $141,235,244) 4.99%(b)                               06/01/06                  141,825       141,825,000

See accompanying notes which are an integral part of this schedule.         F-15

STIC PRIME PORTFOLIO


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES-(CONTINUED)

  (Acquired 05/02/06; Cost $170,005,218) 4.99%(b)                               06/06/06          $       170,834   $   170,715,603
  (Acquired 05/09/06; Cost $86,356,499)  5.03%(b)                               06/08/06                   86,720        86,635,183
Zenith Funding Ltd./Corp.,
  (Acquired 04/06/06; Cost $49,463,221) 4.87%(b)                                06/01/06                   49,834        49,834,000
  (Acquired 05/25/06; Cost $99,476,757) 5.07%(b)                                07/14/06                  100,168        99,561,399
                                                                                                                    ---------------
                                                                                                                      1,202,700,229
                                                                                                                    ---------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES-2.34%

CAFCO LLC,
  (Acquired 04/10/06; Cost $74,402,625) 4.86%(b)                                06/08/06                   75,000        74,929,125
Ciesco, LLC,
  (Acquired 04/21/06; Cost $24,818,733) 4.93%(b)                                06/13/06                   25,000        24,958,958
  (Acquired 05/19/06; Cost $99,315,361) 5.03%(b)                                07/07/06                  100,000        99,497,000
                                                                                                                    ---------------
                                                                                                                        199,385,083
                                                                                                                    ---------------
CONSUMER FINANCE-6.55%

HSBC Finance Corp.,
  4.90%                                                                         06/07/06                  100,000        99,918,333
  5.00%                                                                         06/22/06                  150,000       149,562,500
  5.02%                                                                         06/23/06                  100,000        99,693,222
  5.08%(c)                                                                      06/01/06                   80,000        80,000,000
Toyota Motor Credit Corp.,
  4.85%                                                                         06/06/06                  100,000        99,932,639
  4.86%                                                                         06/09/06                   29,000        28,968,680
                                                                                                                    ---------------
                                                                                                                        558,075,374
                                                                                                                    ---------------

DIVERSIFIED BANKS-1.18%

Citigroup Funding Inc.,
  4.92%                                                                         06/02/06                  100,000        99,986,333
                                                                                                                    ---------------
INDUSTRIAL CONGLOMERATES-2.34%

General Electric Co.,
  5.02%                                                                         06/29/06                  200,000       199,219,111
                                                                                                                    ---------------
INVESTMENT BANKING & BROKERAGE-4.10%

Bear, Stearns & Co., Inc.,
  4.99%                                                                         06/16/06                  150,000       149,688,125
  5.01%                                                                         06/13/06                  100,000        99,833,000

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)
  5.01%                                                                         06/14/06          $       100,000   $    99,819,083
                                                                                                                    ---------------
                                                                                                                        349,340,208
                                                                                                                    ---------------
     Total Commercial Paper
       (Cost $5,569,236,933)                                                                                          5,569,236,933
                                                                                                                    ---------------

MASTER NOTE AGREEMENTS-8.57%

Lehman Brothers Inc.,
  (Acquired 12/20/04; Cost $335,000,000) 5.18%(b)(c)(d)(e)                      --                        335,000       335,000,000
Merrill Lynch
  Mortgage Capital, Inc.,
  (Acquired 05/16/06 Cost $395,000,000) 5.19%(b)(c)(d)                          07/19/06                  395,000       395,000,000
                                                                                                                    ---------------
    Total Master Note Agreements
      (Cost $730,000,000)                                                                                               730,000,000
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT-6.17%
Morgan Stanley Bank,
  5.04%                                                                         06/19/06                   75,000        75,000,000
Wachovia Bank, N.A.,
  5.03%                                                                         06/26/06                  150,000       150,000,000
Wells Fargo Banks,
  N.A.,
  5.03%                                                                         06/28/06                  150,000       150,000,000
  5.03%                                                                         06/30/06                  150,000       150,000,000
                                                                                                                    ---------------
    Total Certificates of Deposit
      (Cost $525,000,000)                                                                                               525,000,000
                                                                                                                    ---------------
U.S. GOVERNMENT AGENCY SECURITIES-0.91%

FEDERAL HOME LOAN BANK (FHLB)-0.91%

Unsec. Disc. Notes,
  4.89%(a)(c)
  (Cost $76,891,000)                                                            06/01/06                   76,891        76,891,000
                                                                                                                    ---------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-81.05%
  (Cost $6,901,127,933)                                                                                               6,901,127,933
                                                                                                                    ---------------

REPURCHASE AGREEMENTS-19.32%

Bank of Nova Scotia (The)
  5.02%(f)                                                                      06/01/06                  119,000       119,000,000
Barclays Capital Inc.
  5.04%(g)                                                                      06/01/06                  401,416       401,416,396
BNP Paribas
  5.02%(h)                                                                      06/01/06                  119,000       119,000,000
Credit Suisse First Boston LLC
  5.00%(i)                                                                      06/01/06                  169,000       169,000,000
Deutsche Bank Securities Inc.
  5.02%(j)                                                                      06/01/06                  119,000       119,000,000
Goldman, Sachs & Co.,
 5.02%(k)                                                                       06/01/06                  119,000       119,000,000

See accompanying notes which are an integral part of this schedule.         F-16

STIC PRIME PORTFOLIO

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
  5.04%(l)                                                                      06/01/06          $        80,000   $    80,000,000
Morgan Stanley & Co., Inc.,
  5.02%(m)                                                                      06/01/06                  144,000       144,000,000
  5.04%(n)                                                                      06/01/06                  130,000       130,000,000
UBS Securities LLC
  5.01%(o)                                                                      06/01/06                  145,000       145,000,000
Wachovia Capital Markets, LLC
  5.05%(p)                                                                      06/01/06                  100,000       100,000,000
                                                                                                                    ---------------
    Total Repurchase Agreements
      (Cost $1,645,416,396)                                                                                           1,645,416,396
                                                                                                                    ---------------
TOTAL INVESTMENTS-100.37%
  (Cost $8,546,544,329) (q)(r)                                                                                        8,546,544,329
                                                                                                                    ---------------

OTHER ASSETS LESS LIABILITIES-(0.37)%                                                                                   (31,298,000)
                                                                                                                    ---------------

NET ASSETS-100.00%                                                                                                  $ 8,515,246,329
                                                                                                                    ---------------

Investment Abbreviations:

CEP        -- Credit Enhancement Provider

Disc.      -- Discounted

Unsec.     -- Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2006 was $4,746,044,188, which represented 55.74% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on May 31, 2006.

(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(f) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $255,269,000 U.S. Government obligations, 2.85% to 5.40% due February 23, 2007 to March 09, 2011 with an aggregate value at May 31, 2006 of $255,000,995. The amount to be received upon repurchase by the Fund is $119,016,594.

(g) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $1,000,140,000. Collateralized by $1,408,127,480 U.S. Government obligations, 0% to 9.00% due March 15, 2008 to June 01, 2036 with an aggregate value at May 31, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $401,472,594.

(h) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $263,132,000 U.S. Government obligations, 2.50% to 5.50% due June 15, 2008 to February 15, 2016 with an aggregate value at May 31, 2006 of $255,000,250. The amount to be received upon repurchase by the Fund is $119,016,594.

(i) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $300,041,667. Collateralized by $322,473,000 U.S. Government obligations, 0% to 5.75% due January 26, 2007 to February 17, 2022 with an aggregate value at May 31, 2006 of $310,067,252. The amount to be received upon repurchase by the Fund is $169,023,472.

(j) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $256,292,000 U.S. Government obligations, 0% to 6.00% due June 07, 2006 to September 15, 2012 with an aggregate value at May 31, 2006 of $255,000,045. The amount to be received upon repurchase by the Fund is $119,016,594.

(k) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $256,217,000 U.S. Government obligations, 3.13% to 8.16% due August 15, 2007 to April 18, 2036 with an aggregate value at May 31, 2006 of $255,000,310. The amount to be received upon repurchase by the Fund is $119,016,594.

(l) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,035,000. Collateralized by $739,839,264 U.S. Government obligations, 4.00% to 7.50% due September 01, 2018 to September 01, 2035 with an aggregate value at May 31, 2006 of $255,000,000. The amount to be received upon repurchase by the Fund is $80,011,200.

(m) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $275,038,347. Collateralized by $279,585,000 U.S. Government obligations, 2.88% to 5.98% due December 29, 2006 to April 01, 2036 with an aggregate value at May 31, 2006 of $283,480,748. The amount to be received upon repurchase by the Fund is $144,020,080.

(n) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $500,070,000. Collateralized by $528,705,112 U.S. Government obligations, 5.50% to 6.00% due May 01, 2021 to February 01, 2036 with an aggregate value at May 31, 2006 of $512,461,476. The amount to be received upon repurchase by the Fund is $130,018,200.

(o) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $275,038,271. Collateralized by $302,342,000 U.S. Government obligations, 0% to 5.75% due August 15, 2008 to January 15, 2019 with an aggregate value at May 31, 2006 of $280,503,319. The amount to be received upon repurchase by the Fund is $145,020,179.

(p) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,035,069. Collateralized by $256,231,000 U.S. Government obligations, 3.88% to 8.28% due May 31, 2008 to April 12, 2030 with an aggregate value at May 31, 2006 of $255,000,302. The amount to be received upon repurchase by the Fund is $100,014,028.

See accompanying notes which are an integral part of this schedule.         F-17

STIC PRIME PORTFOLIO

(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


    ENTITIES                              PERCENTAGE
    --------                              ----------

    HSBC Finance Corp.                       5.0%
    Other Entities Less than 5%             95.4

(r) Also represents cost for federal income tax purposes.


See accompanying notes which are an integral part of this schedule.         F-18

STIC PRIME PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)



     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
          (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

     D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

GOVERNMENT & AGENCY PORTFOLIO


SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------

U.S. GOVERNMENT AGENCY SECURITIES--36.26%

FEDERAL FARM CREDIT BANK--3.15%

Floating Rate Bonds,
  4.88%(a)                                                                      08/01/07          $        90,000    $   89,979,636
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK (FHLB)--5.23%

Unsec. Bonds,
  6.09%                                                                         06/02/06                   10,980        10,980,575
  4.95%                                                                         09/29/06                   18,980        18,980,000
  5.00%                                                                         09/29/06                   20,000        20,000,000
Unsec. Disc. Notes,
  4.44%(b)                                                                      06/07/06                   49,500        49,463,411
Unsec. Global Bonds,
  3.25%                                                                         07/21/06                   25,000        24,975,000
  3.88%                                                                         12/20/06                   25,000        24,830,297
                                                                                                                    ---------------
                                                                                                                        149,229,283
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--18.56%

Series M006, Class A, Taxable Multifamily VRD Ctfs.,
  5.08%(c)(d)                                                                   10/15/45                   11,937        11,937,501
Unsec. Disc. Notes,(b)
  4.42%                                                                         06/05/06                   50,000        49,975,458
  4.52%                                                                         07/18/06                   50,000        49,704,945
  3.88%                                                                         07/25/06                    6,272         6,235,497
  4.37%                                                                         08/04/06                   20,000        19,844,622
  4.63%                                                                         08/08/06                   37,381        37,054,082
  4.38%                                                                         08/15/06                   30,000        29,726,563
  4.80%                                                                         09/19/06                   40,000        39,413,333
  4.58%                                                                         10/23/06                   30,000        29,450,400
  5.01%                                                                         11/14/06                   50,600        49,431,056
  4.75%                                                                         12/15/06                   11,839        11,531,268
  4.73%                                                                         12/29/06                   25,000        24,306,777
  5.02%                                                                         01/18/07                   30,000        29,033,265
  4.98%                                                                         04/17/07                   20,000        19,114,667
  4.99%                                                                         05/01/07                   25,000        23,842,597
Unsec. Floating Rate Medium Term Global Notes,
  4.94%(a)                                                                      09/27/07                   75,000        74,949,796
Unsec. Global Notes,
  2.70%                                                                         03/16/07                   25,000        24,527,214
                                                                                                                    ---------------
                                                                                                                        530,079,041
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--9.06%

Unsec. Disc. Notes,(b)
  4.76%                                                                         06/21/06                   14,441        14,402,812
  3.86%                                                                         07/28/06                   10,000         9,938,804
  3.88%                                                                         07/28/06                   11,801        11,728,503
  4.47%                                                                         09/01/06                   20,000        19,771,533
  4.77%                                                                         09/13/06                   33,333        32,873,671
  4.95%                                                                         10/04/06                   17,924        17,615,620
  4.93%                                                                         10/11/06                   30,000        29,457,700

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--(CONTINUED)

  4.99%                                                                         10/25/06          $        40,000   $    39,190,349
  4.54%                                                                         10/27/06                   50,000        49,066,778
Unsec. Global Notes,
  3.55%                                                                         01/12/07                   35,000        34,631,436
                                                                                                                    ---------------
                                                                                                                        258,677,206
                                                                                                                    ---------------

OVERSEAS PRIVATE INVESTMENT CORP.--0.26%

Gtd. Floating Rate
  Notes, 5.08%(c)(d)                                                            11/21/07                    7,318         7,318,000
                                                                                                                    ---------------
    Total U.S. Government Agency Securities
      (Cost $1,035,283,166)                                                                                           1,035,283,166
                                                                                                                    ---------------

TOTAL INVESTMENTS (excluding Repurchase Agreements)--36.26%
  (Cost $1,035,283,166)                                                                                               1,035,283,166
                                                                                                                    ---------------

REPURCHASE AGREEMENTS--64.05%

Bank of Nova Scotia (The)
  5.02%(e)                                                                      06/01/06                  130,000       130,000,000
Barclays Capital Inc.
  5.02%(f)                                                                      06/01/06                  130,000       130,000,000
Bear, Stearns & Co., Inc.
  5.02%(g)                                                                         --                     250,000       250,000,000
Bear, Stearns & Co., Inc.
  5.10%(h)                                                                      06/01/06                  200,000       200,000,000
BNP Paribas
  5.02%(i)                                                                      06/01/06                  130,000       130,000,000
Citigroup Global Markets Inc.
  5.02%(j)                                                                      06/01/06                  240,137       240,137,138
Credit Suisse First Boston LLC
  5.00%(k)                                                                      06/01/06                  130,000       130,000,000
Deutsche Bank Securities Inc.
  5.02%(l)                                                                      06/01/06                  130,000       130,000,000
Goldman, Sachs & Co.
  5.02%(m)                                                                      06/01/06                  130,000       130,000,000
Morgan Stanley & Co., Inc.
  5.02%(n)                                                                      06/01/06                  130,000       130,000,000
Societe Generale
  5.01%(o)                                                                      06/01/06                   99,000        99,000,000
UBS Securities LLC
  5.01%(p)                                                                      06/01/06                  130,000       130,000,000
                                                                                                                    ---------------
    Total Repurchase Agreements
      (Cost $1,829,137,138)                                                                                           1,829,137,138
                                                                                                                    ---------------

TOTAL INVESTMENTS--100.31%
  (Cost $2,864,420,304)(q)                                                                                            2,864,420,304
                                                                                                                    ---------------

OTHER ASSETS LESS LIABILITIES--(0.31)%                                                                                  (8,793,521)
                                                                                                                    ---------------

NET ASSETS--100.00%                                                                                                 $ 2,855,626,783
                                                                                                                    ---------------

GOVERNMENT & AGENCY PORTFOLIO


Investment Abbreviations:

Ctfs.      --Certificates

Disc.      --Discounted

Gtd.       --Guaranteed

Unsec.     --Unsecured

VRD        --Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2006.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(d) Interest rate is redetermined weekly. Rate shown is the rate in effect on May 31, 2006.

(e) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $255,269,000 U.S. Government obligations, 2.85% to 5.40% due February 23, 2007 to March 09, 2011 with an aggregate value at May 31, 2006 of $255,000,995. The amount to be received upon repurchase by the Fund is $130,018,128.

(f) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $519,396,833. Collateralized by $532,542,000 U.S. Government obligations, 0.00% to 5.00% due October 17, 2006 to January 23, 2009 with an aggregate value at May 31, 2006 of $529,711,218. The amount to be received upon repurchase by the Fund is $130,018,128.

(g) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $266,321,000 U.S. Government obligations, 0.00% to 9.88% due April 06, 2007 to May 15, 2029 with an aggregate value at May 31, 2006 of $255,000,514.

(h) Repurchase agreement entered into May 31, 2006 with a maturing value of $200,028,333. Collateralized by $208,327,000 U.S. Government obligations, 0.00% to 9.88% due June 16, 2006 to March 14, 2036 with an aggregate value at May 31, 2006 of $204,006,698.

(i) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $263,132,000 U.S. Government obligations, 2.50% to 5.50% due June 15, 2008 to February 15, 2016 with an aggregate value at May 31, 2006 of $255,000,250. The amount to be received upon repurchase by the Fund is $130,018,128.

(j) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $500,069,722. Collateralized by $509,142,000 U.S. Government obligations, 0.00% to 7.13% due June 23, 2006 to April 15, 2042 with an aggregate value at May 31, 2006 of $510,000,829. The amount to be received upon repurchase by the Fund is $240,170,624.

(k) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $300,041,667. Collateralized by $322,473,000 U.S. Government obligations, 0.00% to 5.75% due January 27, 2007 to February 17, 2022 with an aggregate value at May 31, 2006 of $310,067,252. The amount to be received upon repurchase by the Fund is $130,018,056.

(l) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $256,292,000 U.S. Government obligations, 0.00% to 6.00% due June 07, 2006 to September 15, 2012 with an aggregate value at May 31, 2006 of $255,000,045. The amount to be received upon repurchase by the Fund is $130,018,128.

(m) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $250,034,861. Collateralized by $256,217,000 U.S. Government obligations, 3.13% to 8.16% due August 15, 2007 to April 18, 2036 with an aggregate value at May 31, 2006 of $255,000,310. The amount to be received upon repurchase by the Fund is $130,018,128.

(n) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $275,038,347. Collateralized by $279,585,000 U.S. Government obligations, 2.88% to 5.98% due December 29, 2006 to April 01, 2036 with an aggregate value at May 31, 2006 of $283,480,748. The amount to be received upon repurchase by the Fund is $130,018,128.

(o) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $100,013,917. Collateralized by $103,801,000 U.S. Government obligations, 5.00% to 6.00% due July 28, 2010 to August 10, 2020 with an aggregate value at May 31, 2006 of $102,000,725. The amount to be received upon repurchase by the Fund is $99,013,778.

(p) Joint repurchase agreement entered into May 31, 2006 with an aggregate maturing value of $275,038,271. Collateralized by $302,342,000 U.S. Government obligations, 0.00% to 2.38% due May 31, 2008 to January 15, 2026 with an aggregate value at May 31, 2006 of $280,503,319. The amount to be received upon repurchase by the Fund is $130,018,092.

(q)  Also represents cost for federal income tax purposes.


See accompanying notes which are an integral part of this schedule.         F-21

GOVERNMENT & AGENCY PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
          (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

     D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
U.S. TREASURY SECURITIES--32.54%

U.S. TREASURY BILLS--28.20%(a)
  4.22%                                                                         06/22/06          $       100,000    $   99,753,833
  4.25%                                                                         07/13/06                  100,000        99,504,488
  4.37%                                                                         07/27/06                  100,000        99,319,756
  4.55%                                                                         08/03/06                   75,000        74,402,550
  4.56%                                                                         08/31/06                   50,000        49,423,161
  4.57%                                                                         08/31/06                  125,000       123,556,038
  4.62%                                                                         09/07/06                   50,000        49,371,711
  4.63%                                                                         09/14/06                  100,000        98,651,042
  4.66%                                                                         09/21/06                  100,000        98,551,467
  4.73%                                                                         10/19/06                  100,000        98,162,111
  4.75%                                                                         10/19/06                  100,000        98,153,944
  4.76%                                                                         10/26/06                  100,000        98,058,375
  4.80%                                                                         11/16/06                  175,000       171,084,083
  4.80%                                                                         11/24/06                  200,000       195,306,667
                                                                                                                    ---------------
                                                                                                                      1,453,299,226
                                                                                                                    ---------------

U.S. TREASURY NOTES--4.34%
  2.75%                                                                         07/31/06                  125,000       124,784,563
  2.63%                                                                         11/15/06                  100,000        98,964,629
                                                                                                                    ---------------
                                                                                                                        223,749,192
                                                                                                                    ---------------
     Total U.S. Treasury Securities
       (Cost $1,677,048,418)                                                                                          1,677,048,418
                                                                                                                    ---------------

TOTAL INVESTMENTS (excluding Repurchase Agreements)
  (Cost $1,677,048,418)                                                                                               1,677,048,418
                                                                                                                    ---------------

REPURCHASE AGREEMENTS--71.84%

ABN AMRO Bank N.V.
  4.90%(b)                                                                      06/01/06                  250,000       250,000,000
Bank of Nova Scotia (The)
  4.90%(c)                                                                      06/01/06                  250,000       250,000,000
Barclays Capital Inc.
  4.90%(d)                                                                      06/01/06                  250,000       250,000,000
Bear, Stearns & Co., Inc.
  4.90%(e)                                                                         --                     100,000       100,000,000
BNP Paribas Securities Corp.
  4.90%(f)                                                                      06/01/06                  250,000       250,000,000
CIBC World Markets Corp.
  4.90%(g)                                                                      06/01/06                  100,000       100,000,000
Credit Suisse First Boston LLC
  4.90%(h)                                                                      06/01/06                  250,000       250,000,000
Deutsche Bank Securities Inc.
  4.90%(i)                                                                      06/01/06                  750,000       750,000,000
JPMorgan Securities Inc.
  4.87%(j)                                                                      06/01/06                  250,000       250,000,000
Merrill Lynch Government Securities, Inc.
  4.90%(k)                                                                      06/01/06                  500,000       500,000,000
Morgan Stanley & Co., Inc.
  4.89%(l)                                                                      06/01/06                  250,000       250,000,000

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC
  4.88%(m)                                                                      06/01/06          $       503,323   $   503,322,773
                                                                                                                    ---------------
     Total Repurchase Agreements
       (Cost $3,703,322,773)                                                                                          3,703,322,773
                                                                                                                    ---------------

TOTAL INVESTMENTS--104.38%
  (Cost $5,380,371,191)(n)                                                                                            5,380,371,191
                                                                                                                    ---------------

OTHER ASSETS LESS LIABILITIES--(4.38)%                                                                                 (225,742,483)
                                                                                                                    ---------------

NET ASSETS--100.00%                                                                                                  $5,154,628,708
                                                                                                                    ---------------

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Repurchase agreement entered into May 31, 2006 with a maturing value of $250,034,028. Collateralized by $232,799,000 U.S. Treasury obligations, 4.75% to 7.63% due March 31, 2011 to November 15, 2022 with an aggregate value at May 31, 2006 of $255,000,053.

(c) Repurchase agreement entered into May 31, 2006 with a maturing value of $250,034,028. Collateralized by $226,798,000 U.S. Treasury obligations, 3.50% to 11.25% due July 15, 2006 to August 15, 2028 with an aggregate value at May 31, 2006 of $255,000,483.

(d) Repurchase agreement entered into May 31, 2006 with a maturing value of $250,034,028. Collateralized by $258,000,000 U.S. Treasury obligations, 3.63% to 3.88% due June 30, 2007to May 15, 2009 with an aggregate value at May 31, 2006 of $255,000,481.

(e) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $140,273,000 U.S. Treasury obligations, 0% due August 15, 2006 to February 15, 2036 with an aggregate value at May 31, 2006 of $104,685,372.

(f) Repurchase agreement entered into May 31, 2006 with a maturing value of $250,034,028. Collateralized by a $241,799,000 U.S. Treasury obligations, 0% to 11.25% due June 01, 2006 to February 15, 2031 with an aggregate value at May 31, 2006 of $255,000,053.

(g) Repurchase agreement entered into May 31, 2006 with a maturing value of $100,013,611. Collateralized by $184,845,000 U.S. Treasury obligations, 2.75% to 4.63% due June 30, 2006 to May 15, 2013 with an aggregate value at May 31, 2006 of $176,596,770.

(h) Repurchase agreement entered into May 31, 2006 with a maturing value of $250,034,028. Collateralized by $517,575,000 U.S. Treasury obligations, 0% due August 15, 2010 to August 15, 2028 with an aggregate value at May 31, 2006 of $255,003,716.

(i) Repurchase agreement entered into May 31, 2006 with a maturing value of $750,102,083. Collateralized by $650,049,000 U.S. Treasury obligations, 0% to 8.88% due August 03, 2006 to May 15, 2021 with an aggregate value at May 31, 2006 of $765,000,332.

(j) Repurchase agreement entered into May 31, 2006 with a maturing value of $250,033,819. Collateralized by $229,853,000 U.S. Treasury obligations, 2.00% to 8.88% due November 15, 2008 to April 15, 2032 with an aggregate value at May 31, 2006 of $255,004,215.

(k) Repurchase agreement entered into May 31, 2006 with a maturing value of $500,068,056. Collateralized by $1,345,291,000 U.S. Treasury obligations, 0% due November 15, 2021 to November 15, 2026 with an aggregate value at May 31, 2006 of $510,000,397.

TREASURY PORTFOLIO

(l) Repurchase agreement entered into May 31, 2006 with a maturing value of $250,033,958. Collateralized by a $200,379,000 U.S. Treasury obligation, 4.25% due January 15, 2010 with a value at May 31, 2006 of $258,798,739.


(m) Joint repurchase agreement entered into May 31, 2006 with a maturing value of $750,101,667. Collateralized by $749,084,000 U.S. Treasury obligations, 2.00% to 4.88% due May 31, 2008 to January 15, 2026 with an aggregate value at May 31, 2006 of $765,000,799. The amount to be received upon repurchase by the Fund is $503,391,001.

(n)  Also represents cost for federal income tax purposes.



See accompanying notes which are an integral part of this schedule.         F-24

TREASURY PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
          (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

     D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

GOVERNMENT TAX ADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                MATURITY               (000)            VALUE
                                                                                --------          ---------------   ---------------

U.S. GOVERNMENT AGENCY SECURITIES--100.27%

FEDERAL FARM CREDIT BANK--8.03%

Floating Rate Bonds(a)
  4.88%                                                                         08/01/07          $         9,000    $    8,997,964
Unsec. Floating Rate Bonds(a)
  4.92%                                                                         03/01/07                    4,050         4,050,355
                                                                                                                    ---------------
                                                                                                                         13,048,319
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK (FHLB)--92.24%

Unsec. Bonds
  4.95%                                                                         09/29/06                    5,000         5,000,000
Unsec. Disc. Notes(b)
  4.89%(c)                                                                      06/01/06                    1,209         1,209,000
  4.95%                                                                         06/01/06                   35,000        35,000,000
  4.41%                                                                         06/07/06                   10,000         9,992,642
  4.88%                                                                         06/07/06                   17,500        17,485,767
  4.92%                                                                         06/09/06                    3,000         2,996,720
  4.69%                                                                         06/14/06                    5,820         5,810,143
  4.93%                                                                         06/16/06                    7,700         7,684,183
  4.92%                                                                         06/21/06                    1,700         1,695,353
  4.87%                                                                         06/28/06                   20,000        19,926,950
  3.95%                                                                         07/17/06                    2,768         2,754,029
  4.50%                                                                         07/21/06                    5,000         4,968,736
  4.68%                                                                         09/14/06                    5,132         5,061,948
  4.93%                                                                         10/18/06                    5,000         4,904,747
Unsec. Floating Rate Global Bonds(a)                                            08/21/06                   17,385        17,384,718
  4.97%
Unsec. Global Bonds                                                             07/21/06                    3,000         2,997,000
  3.25%
  3.88                                                                          12/20/06                    5,000         4,966,059
                                                                                                                    ---------------
                                                                                                                        149,837,995
                                                                                                                    ---------------
TOTAL INVESTMENTS--100.27%
  (Cost $162,886,314)(d)                                                                                                162,886,314
                                                                                                                    ---------------

OTHER ASSETS LESS LIABILITIES--(0.27)%                                                                                     (439,922)
                                                                                                                    ---------------

NET ASSETS--100.00%                                                                                                 $   162,446,392
                                                                                                                    ---------------

Investment Abbreviations:

Disc.  --Discounted

Unsec. --Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2006.

(b) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(d)  Also represents cost for federal income tax purposes.


See accompanying notes which are an integral part of this schedule.         F-26

GOVERNMENT TAXADVANTAGE PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)


     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
          (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SHORT-TERM INVESTMENTS TRUST


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 28, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 28, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.